Expense Example - Roundhill Memory ETF - Roundhill Memory ETF Shares	Apr. 01, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 68
Expense Example, with Redemption, 3 Years	$ 224